Earning Per Share (Details) - Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Potential shares of ordinary shares	1,937,582,798	1,264,493,340
Options [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Potential shares of ordinary shares	86,064,500	42,477,000
Warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Potential shares of ordinary shares	1,851,518,298	1,222,016,340